Income Taxes	6 Months Ended
Jun. 30, 2021
Income Tax Disclosure [Abstract]
INCOME TAXES
8.	INCOME TAXES

Cayman Islands

Under the current tax laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

Under the current tax laws of BVI, the Company’s subsidiary incorporated in the BVI is not subject to tax on income or capital gains.

Hong Kong

The Company did not make any provisions for Hong Kong profit tax as there were no assessable profits derived from or earned in Hong Kong since inception. Under Hong Kong tax laws, Zhongchao HK is exempted from income tax on its foreign-derived income and there are no withholding taxed in Hong Kong on remittance of dividends.

PRC

The PRC Corporate Income Tax (“CIT”) is calculated based on the taxable income determined under the applicable CIT Law and its implementation rules, which became effective on January 1, 2008. CIT Law imposes a unified income tax rate of 25% for all resident enterprises in China, including both domestic and foreign invested enterprises.

USA

For the US jurisdiction, the Company is subject to federal and state income taxes on its business operations. The federal tax rate is 21% and state tax rate is 13%. The Company also evaluated the impact from the recent tax reforms in the United States, including the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) and Health and Economic Recovery Omnibus Emergency Solutions Act (“HERO Act”), which both were passed in 2020, No material impact on the Company is expected based on our analysis. The Company will continue to monitor the potential impact going forward.

Income tax expenses consist of the following:

	For the six months ended June 30,
	2021	2020
	(unaudited)	(unaudited)
Current income tax expenses	$(528,266)	$(688,308)
Deferred income tax benefits	485,654	165,829
	$(42,612)	$(522,479)

Deferred tax assets as of June 30, 2021 and December 31, 2020 consist of the following:

	June 30, 2021	December 31, 2020
	(unaudited)
Excess advertising expense	$820,649	$699,717
Deferred intangible assets amortization	21,573	22,983
Net operating loss carrying forward	369,709	7,666
Share-based compensation	79,402	65,181
	$1,291,333	$795,547

As of June 30, 2021 and December 31, 2020, the Company had net operating loss carryforwards of $2,654,794 and $36,538, respectively. The Company reviews deferred tax assets for a valuation allowance based upon whether it is more likely than not that the deferred tax asset will be fully realized. As of June 30, 2021, the valuation allowance was of $9,425 against the deferred tax assets arising from net operating losses of one subsidiary as the management’s assessed that it will not realize the deferred tax asset. As of December 31, 2020, there was no valuation allowance against the deferred tax assets based upon management’s assessment that it is more likely than not that there will be realization of the deferred tax asset.

The Company evaluates its valuation allowance requirements at end of each reporting period by reviewing all available evidence, both positive and negative, and considering whether, based on the weight of that evidence, a valuation allowance is needed. When circumstances cause a change in management’s judgement about the recoverability of deferred tax assets, the impact of the change on the valuation allowance is generally reflected in income from operations. The future realization of the tax benefit of an existing deductible temporary difference ultimately depends on the existence of sufficient taxable income of the appropriate character within the carryforward period available under applicable tax law.

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of June 30, 2021 and December 31, 2020, the Company did not have any significant unrecognized uncertain tax positions or any unrecognized liabilities, interest or penalties associated with unrecognized tax benefit. The Company does not believe that its uncertain tax benefits position will materially change over the next twelve months.